BISHOP STREET FUNDS

                      BISHOP STREET STRATEGIC GROWTH FUND
                       BISHOP STREET DIVIDEND VALUE FUND
                      BISHOP STREET HIGH GRADE INCOME FUND
                    BISHOP STREET HAWAII MUNICIPAL BOND FUND

                      SUPPLEMENT DATED SEPTEMBER 23, 2011
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS (THE "PROSPECTUS") DATED MAY 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE SIXTH PARAGRAPH UNDER THE "TAXES" SECTION OF THE PROSPECTUS:

Each Fund (or their administrative agent) (except the Bishop Street Government Money Market Fund) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 BSF-SK-012-0100





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                              BISHOP STREET FUNDS

                    BISHOP STREET HAWAII MUNICIPAL BOND FUND

                      SUPPLEMENT DATED SEPTEMBER 23, 2011
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS (THE "PROSPECTUS") DATED MAY 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE SIXTH PARAGRAPH UNDER THE "TAXES" SECTION OF THE PROSPECTUS:

The Bishop Street Hawaii Municipal Bond Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 BSF-SK-011-0100